UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

Aristotle /Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 87.7%
	COMMUNICATIONS – 1.7%
48,500	KDDI Corp.	$1,078,227

	CONSUMER DISCRETIONARY – 5.1%
16,800	Cie Financiere Richemont S.A.	1,304,905
289,300	Kroton Educacional S.A.	562,619
26,900	Lennar Corp. - Class A	1,294,697
		3,162,221
	CONSUMER STAPLES – 13.5%
13,200	Diageo PLC - ADR	1,422,828
44,200	Mondelez International, Inc. - Class A	1,850,654
360,000	Stock Spirits Group PLC	1,010,135
38,000	Toyo Suisan Kaisha Ltd.	1,431,751
40,400	Unilever N.V.	1,624,080
12,500	Walgreens Boots Alliance, Inc.	1,038,750
		8,378,198
	ENERGY – 9.6%
93,800	Cameco Corp.	1,141,546
68,414	Canadian Natural Resources Ltd.	1,330,652
30,500	Continental Resources, Inc.*	883,585
69,000	Peyto Exploration & Development Corp.	1,434,807
17,500	Schlumberger Ltd.	1,206,975
		5,997,565
	FINANCIALS – 10.1%
173,000	Banco Santander S.A. - ADR	913,440
82,700	Bank of America Corp.	1,288,466
37,000	Erste Group Bank A.G.*	1,072,500
33,500	MS&AD Insurance Group Holdings, Inc.	891,639
39,000	PayPal Holdings, Inc.*	1,210,560
251,000	Uranium Participation Corp.*	931,023
		6,307,628
	HEALTH CARE – 8.2%
119,000	Astellas Pharma, Inc.	1,532,572
45,300	Baxter International, Inc.	1,488,105
214,000	Hypermarcas S.A.*	824,800
18,900	Medtronic PLC	1,265,166
		5,110,643
	INDUSTRIALS – 9.8%
77,200	Experian PLC	1,235,480

Aristotle /Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
88,000	Kubota Corp.	$1,199,717
76,000	Kurita Water Industries Ltd.	1,604,701
28,600	Oshkosh Corp.	1,039,038
33,000	TOTO Ltd.	1,021,923
		6,100,859
	MATERIALS – 14.9%
45,184	Agnico Eagle Mines Ltd.	1,144,059
1,166,000	Centamin PLC	1,075,874
207,700	Centerra Gold, Inc.	1,173,517
489,400	Dundee Precious Metals, Inc.*	799,469
590	Givaudan S.A. *	959,522
187,000	Newcrest Mining Ltd.*	1,666,947
270,400	Sandfire Resources NL	1,022,991
170,000	Toray Industries, Inc.	1,460,301
		9,302,680
	TECHNOLOGY – 10.1%
22,000	Dassault Systemes	1,622,528
34,400	Microsoft Corp.	1,522,544
37,400	Oracle Corp.	1,350,888
2,340	Samsung Electronics Co., Ltd.	1,810,326
		6,306,286
	UTILITIES – 4.7%
54,000	ITC Holdings Corp.	1,800,360
22,700	National Fuel Gas Co.	1,134,546
		2,934,906
	TOTAL COMMON STOCKS (Cost $60,051,500)	54,679,213

Principal Amount		Value

	CORPORATE BOND – 0.3%
$1,320,000	Arch Coal, Inc. 8.000%, 1/15/2019[1,2]	151,800

	TOTAL CORPORATE BONDS (Cost $882,716)	151,800

Aristotle /Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 11.7%
7,291,116	Federated Prime Obligations Fund - Institutional Shares, 0.098%[3]	$7,291,116

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,291,116)	7,291,116

	TOTAL INVESTMENTS – 99.7% (Cost $68,225,332)	62,122,129
	Other Assets in Excess of Liabilities – 0.3%	199,074

	TOTAL NET ASSETS – 100.0%	$62,321,203

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Callable.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $151,800.

[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Currency Exchange	Settlement Date	Currency Amount Sold	Value at Settlement Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)
Australian Dollars	AUD per USD	December 01, 2015	(1,294,198)	$(974,285)	$(905,310)	$68,975
Australian Dollars	AUD per USD	March 09, 2016	(630,855)	(438,317)	(439,184)	(867)
British Pound	GBP per USD	December 01, 2015	(902,780)	(1,369,247)	(1,365,360)	3,887
British Pound	GBP per USD	March 09, 2016	(635,518)	(975,170)	(960,784)	14,386
Canadian Dollars	CAD per USD	December 01, 2015	(2,564,223)	(2,040,705)	(1,921,010)	119,695
Canadian Dollars	CAD per USD	March 09, 2016	(2,298,805)	(1,732,881)	(1,721,466)	11,415
Euro	EUR per USD	December 01, 2015	(258,483)	(283,065)	(289,170)	(6,105)
Euro	EUR per USD	January 19, 2016	(1,269,833)	(1,381,487)	(1,422,141)	(40,654)
Euro	EUR per USD	March 09, 2016	(813,672)	(914,010)	(912,187)	1,823
Japanese Yen	JPY per USD	December 01, 2015	(488,674,515)	(3,923,420)	(4,079,013)	(155,593)
Japanese Yen	JPY per USD	March 09, 2016	(168,652,784)	(1,403,294)	(1,410,794)	(7,500)
Swiss Franc	CHF per USD	January 11, 2016	(1,078,906)	(1,144,121)	(1,111,770)	32,351
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(16,580,002)	$(16,538,189)	$41,813

AUD - Australian Dollars
CAD - Canandian Dollars
EUR - Euro
GBP - Bristish Pound
JPY - Japanese Yen
CHF - Swiss Franc

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.5%
	COMMUNICATIONS – 3.3%
8,900	KDDI Corp.	$197,860

	CONSUMER DISCRETIONARY – 8.1%
1,780	Cie Financiere Richemont S.A.	138,258
12,100	Compass Group PLC	192,729
47,000	Samsonite International S.A.	153,127
		484,114
	CONSUMER STAPLES – 20.8%
5,500	Diageo PLC	147,296
68,000	Grupo Bimbo S.A.B. de C.V.*	172,203
2,760	Heineken N.V.	222,799
4,500	Mondelez International, Inc. - Class A	188,415
1,580	Nestle S.A.	118,751
2,530	Reckitt Benckiser Group PLC	229,120
4,150	Unilever N.V.	166,436
		1,245,020
	ENERGY – 4.9%
8,550	Cameco Corp.	104,240
2,807	TOTAL S.A.	126,094
7,680	Weatherford International PLC*	65,126
		295,460
	FINANCIALS – 17.7%
25,200	Banco Santander SA	133,589
5,650	Brookfield Asset Management, Inc. - Class A	177,777
13,500	DBS Group Holdings Ltd.	153,773
5,100	Erste Group Bank A.G.*	147,831
16,800	HSBC Holdings PLC	126,731
10,900	ORIX Corp.	139,197
9,900	UBS Group A.G.	182,946
		1,061,844
	HEALTH CARE – 8.0%
6,700	Daiichi Sankyo Co., Ltd.	115,609
2,250	Medtronic PLC	150,615
2,350	Novartis A.G.	215,565
		481,789
	INDUSTRIALS – 13.3%
9,900	Experian PLC	158,436
11,000	Kubota Corp.	149,965

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
2,500	Nidec Corp.	$170,591
1,619	Sensata Technologies Holding N.V.*	71,787
1,520	Siemens A.G.	135,779
1,900	TE Connectivity Ltd.	113,791
		800,349
	MATERIALS – 8.5%
6,100	Anglo American PLC	50,831
1,780	BASF S.E.	135,892
2,870	Koninklijke DSM N.V.	132,115
3	Koninklijke DSM N.V. - ADR	35
22,000	Toray Industries, Inc.	188,980
		507,853
	TECHNOLOGY – 9.4%
2,200	Accenture PLC - Class A	216,172
2,650	Dassault Systemes	195,441
15,260	Telefonaktiebolaget LM Ericsson - B Shares	149,865
		561,478
	UTILITIES – 4.5%
14,200	AES Corp.	139,018
9,650	National Grid PLC	134,131
		273,149
	TOTAL COMMON STOCKS (Cost $6,599,078)	5,908,916

	SHORT-TERM INVESTMENTS – 2.0%
117,471	Federated Prime Obligations Fund - Institutional Shares, 0.098%[1]	117,471

	TOTAL SHORT-TERM INVESTMENTS (Cost $117,471)	117,471

	TOTAL INVESTMENTS – 100.5% (Cost $6,716,549)	6,026,387
	Liabilities in Excess of Other Assets – (0.5)%	(30,454)

	TOTAL NET ASSETS – 100.0%	$5,995,933

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	BANK LOANS – 45.4%
$248,750	American Tire Distributors, Inc. 5.250%, 9/1/2021[1,2]	$249,578
124,059	Aricent Technologies 5.500%, 4/14/2021[1,2,3]	123,516
39,900	Astro AB Borrower, Inc. 5.500%, 4/30/2022[1,2]	40,000
228,930	BATS Global Markets Holdings, Inc. 5.750%, 1/31/2020[1,2]	230,647
110,000	Blue Coat Systems, Inc. 4.500%, 5/20/2022[1,2]	109,244
45,570	Blue Ribbon LLC 5.750%, 11/15/2021[1,2]	45,570
238,520	Carestream Health, Inc. 5.000%, 6/7/2019[1,2]	229,278
250,000	Diamond Resorts Corp. 5.500%, 5/9/2021[1,2]	250,156
208,861	Dollar Tree, Inc. 3.500%, 7/6/2022[1,2]	209,296
99,500	Dynacast International LLC 4.500%, 1/28/2022[1,2]	99,158
248,116	Federal-Mogul Holdings Corp. 4.750%, 4/15/2021[1,2]	236,124
218,900	Hilex Poly Co. LLC 6.000%, 12/5/2021[1,2]	218,718
208,090	Hilton Worldwide Finance LLC 3.500%, 10/26/2020[1,2]	207,894
248,749	Ineos U.S. Finance LLC 4.250%, 3/11/2022[1,2]	242,142
25,000	Informatica Corp. 4.500%, 8/5/2022[1,2]	24,889
	Midas Intermediate Holdco II LLC
222,994	4.500%, 8/18/2021[1,2]	223,088
25,126	4.500%, 8/18/2021[2]	25,137
248,741	Nord Anglia Education Finance LLC 5.000%, 3/31/2021[1,2]	244,855
248,126	NVA Holdings, Inc. 4.750%, 8/14/2021[1,2]	248,384
248,116	Ortho-Clinical Diagnostics, Inc. 4.750%, 6/30/2021[1,2]	244,291
49,875	PetSmart, Inc. 4.250%, 3/11/2022[1,2]	49,846
238,385	Presidio, Inc. 5.250%, 2/2/2022[1,2]	238,310
248,750	Riverbed Technology, Inc. 6.000%, 4/25/2022[1,2]	249,475

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$199,500	Royal Holdings, Inc. 4.500%, 6/20/2022[1,2]	$199,026
100,000	TI Group Automotive Systems LLC 4.500%, 6/30/2022[1,2]	98,916
	USAGM HoldCo LLC
200,838	4.750%, 7/28/2022[1,2]	198,768
14,162	4.750%, 7/28/2022[1,2]	14,016
99,750	ViaWest, Inc. 4.500%, 3/30/2022[1,2]	99,813

	TOTAL BANK LOANS (Cost $4,679,776)	4,650,135

	CORPORATE BONDS – 53.1%
	COMMUNICATIONS – 10.7%
90,000	AT&T, Inc. 4.500%, 5/15/2035[1]	82,333
117,000	CCO Holdings LLC / CCO Holdings Capital Corp. 6.625%, 1/31/2022[1]	117,877
98,000	DISH DBS Corp. 5.875%, 7/15/2022	86,730
115,000	EarthLink Holdings Corp. 7.375%, 6/1/2020[1]	118,162
80,000	Equinix, Inc. 5.375%, 1/1/2022[1]	79,600
100,000	Intelsat Jackson Holdings S.A. 7.250%, 10/15/2020[1,3]	91,750
87,000	Level 3 Financing, Inc. 5.375%, 8/15/2022[1]	84,608
75,000	McClatchy Co. 9.000%, 12/15/2022[1]	67,500
74,000	Sprint Capital Corp. 6.900%, 5/1/2019	65,120
100,000	Sprint Corp. 7.625%, 2/15/2025[1]	77,438
100,000	T-Mobile USA, Inc. 6.250%, 4/1/2021[1]	99,650
	Windstream Services LLC
80,000	7.750%, 10/15/2020[1]	68,000
75,000	7.750%, 10/01/2021[1]	58,125
		1,096,893
	CONSUMER DISCRETIONARY – 14.9%
25,000	Advance Auto Parts, Inc. 5.750%, 5/1/2020	27,910
99,000	Allegiant Travel Co. 5.500%, 7/15/2019	99,186

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$104,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.500%, 4/1/2023[1]	$100,675
79,000	Boise Cascade Co. 6.375%, 11/1/2020[1]	81,394
17,000	Dana Holding Corp. 6.750%, 2/15/2021[1]	17,638
80,000	General Motors Financial Co., Inc. 2.400%, 4/10/2018	79,385
75,000	Goodyear Tire & Rubber Co. 8.750%, 8/15/2020	88,500
100,000	Griffon Corp. 5.250%, 3/1/2022[1]	95,125
104,000	Hertz Corp. 5.875%, 10/15/2020[1]	102,804
30,000	Isle of Capri Casinos, Inc. 5.875%, 3/15/2021[1]	30,900
75,000	KB Home 7.000%, 12/15/2021[1]	75,188
67,000	MGM Resorts International 6.625%, 12/15/2021	68,675
36,000	NCL Corp. Ltd. 5.000%, 2/15/2018[1,3]	36,540
86,000	Penn National Gaming, Inc. 5.875%, 11/1/2021[1]	86,752
100,000	PHH Corp. 7.375%, 9/1/2019	99,250
100,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	89,500
88,000	RR Donnelley & Sons Co. 7.000%, 2/15/2022	85,360
100,000	Scientific Games International, Inc. 6.250%, 9/1/2020[1]	71,750
37,000	Sonic Automotive, Inc. 7.000%, 7/15/2022[1]	39,035
60,000	United Continental Holdings, Inc. 6.375%, 6/1/2018	63,000
86,000	United Rentals North America, Inc. 7.625%, 4/15/2022[1]	91,160
		1,529,727
	CONSUMER STAPLES – 1.7%
68,000	Revlon Consumer Products Corp. 5.750%, 2/15/2021[1]	65,960

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
$55,000	Spectrum Brands, Inc. 6.625%, 11/15/2022[1]	$58,162
50,000	WhiteWave Foods Co. 5.375%, 10/1/2022	51,875
		175,997
	ENERGY – 6.3%
100,000	Antero Resources Corp. 5.125%, 12/1/2022[1]	86,000
110,000	Bonanza Creek Energy, Inc. 5.750%, 2/1/2023[1]	71,500
60,000	Bristow Group, Inc. 6.250%, 10/15/2022[1]	51,600
113,000	Concho Resources, Inc. 6.500%, 1/15/2022[1]	111,305
48,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.125%, 3/1/2022[1]	41,554
115,000	Denbury Resources, Inc. 4.625%, 7/15/2023[1]	62,100
100,000	Energy Transfer Partners LP 4.050%, 3/15/2025[1]	88,373
27,000	Laredo Petroleum, Inc. 6.250%, 3/15/2023[1]	24,570
75,000	Oasis Petroleum, Inc. 6.875%, 1/15/2023[1]	58,125
85,000	Stone Energy Corp. 7.500%, 11/15/2022[1]	52,700
		647,827
	FINANCIALS – 11.8%
	Air Lease Corp.
50,000	2.125%, 1/15/2018	49,500
25,000	3.750%, 2/01/2022[1]	24,868
110,000	Aircastle Ltd. 5.500%, 2/15/2022[3]	111,100
100,000	Bank of America Corp. 8.000%, 7/29/2049[1,2]	104,500
75,000	Citigroup, Inc. 5.800%, 11/29/2049[1,2]	73,819
50,000	Corrections Corp. of America 5.000%, 10/15/2022[1]	50,125
55,000	DDR Corp. 3.375%, 5/15/2023[1]	52,598
75,000	DuPont Fabros Technology LP 5.875%, 9/15/2021[1]	76,875

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$70,000	Hartford Financial Services Group, Inc. 8.125%, 6/15/2038[1,2]	$77,350
40,000	Host Hotels & Resorts LP 4.000%, 6/15/2025[1]	39,430
55,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.000%, 8/1/2020[1]	56,512
95,000	Morgan Stanley 4.875%, 11/1/2022	101,216
108,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 7/1/2021[1]	89,640
90,000	Prudential Financial, Inc. 8.875%, 6/15/2038[1,2]	103,297
85,000	Raymond James Financial, Inc. 8.600%, 8/15/2019	103,692
97,000	Select Income REIT 4.500%, 2/1/2025[1]	93,293
		1,207,815
	HEALTH CARE – 2.0%
75,000	Acadia Healthcare Co., Inc. 5.125%, 7/1/2022[1]	73,875
50,000	ExamWorks Group, Inc. 5.625%, 4/15/2023[1]	50,688
81,000	HealthSouth Corp. 5.750%, 11/1/2024[1]	79,987
		204,550
	MATERIALS – 3.5%
70,000	Huntsman International LLC 4.875%, 11/15/2020[1]	60,823
50,000	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.750%, 3/1/2019[1]	49,500
150,000	Mercer International, Inc. 7.750%, 12/1/2022[1]	151,500
89,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.750%, 10/15/2020[1]	89,890
		351,713
	TECHNOLOGY – 1.5%
50,000	CDW LLC / CDW Finance Corp. 5.000%, 9/1/2023[1]	50,365
102,000	CyrusOne LP / CyrusOne Finance Corp. 6.375%, 11/15/2022[1]	103,785
		154,150

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	UTILITIES – 0.7%
$79,000	Calpine Corp. 5.375%, 1/15/2023[1]	$73,668

	TOTAL CORPORATE BONDS (Cost $5,863,950)	5,442,340

Number of Shares

	SHORT-TERM INVESTMENTS – 0.6%
64,890	Federated Prime Obligations Fund - Institutional Shares, 0.098%[4]	64,890

	TOTAL SHORT-TERM INVESTMENTS (Cost $64,890)	64,890

	TOTAL INVESTMENTS – 99.1% (Cost $10,608,616)	10,157,365
	Other Assets in Excess of Liabilities – 0.9%	90,681

	TOTAL NET ASSETS – 100.0%	$10,248,046

LP – Limited Partnership
REIT – Real Estate Investment Trust

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Foreign security denominated in U.S. dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Funds
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Note 1 – Organization
Aristotle/Saul Global Opportunities Fund (the ‘‘Saul Global Opportunities Fund’’), Aristotle International Equity Fund (the “International Equity Fund”) and Aristotle Strategic Credit Fund (the “Strategic Credit Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Saul Global Opportunities Fund is a diversified Fund, the International Equity Fund is a non-diversified Fund and the Strategic Credit Fund is a diversified Fund.

The Saul Global Opportunities Fund’s primary investment objective is to maximize long term capital appreciation and income. Prior to January 17, 2014, the Fund was known as Aristotle/Saul Opportunity Fund. The Fund commenced investment operations on March 30, 2012.

The International Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on March 31, 2014.

The Strategic Credit Fund’s primary investment objectives are to seek income and capital appreciation. The Fund commenced investment operations on December 31, 2014.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Aristotle Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Federal Income Taxes
At September 30, 2015, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund
Cost of investments	$68,225,332	$6,716,560	$10,608,616

Gross unrealized appreciation	$2,788,050	$93,201	$14,752
Gross unrealized depreciation	(8,891,253)	(783,374)	(466,003)

Net unrealized depreciation on investments	$(6,103,203)	$(690,173)	$(451,251)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Aristotle Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2015, in valuing the Funds’ assets carried at fair value:

Saul Global Opportunities Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$54,679,213	$-	$-	$54,679,213
Corporate Bonds[2]	-	151,800	-	151,800
Short-Term Investments	7,291,116	-	-	7,291,116
Total Investments	$61,970,329	$151,800	$-	$62,122,129
Other Financial Instruments[3]
Forward Contracts	$252,532	$-	$-	$252,532
Total Assets	$62,222,861	$151,800	$-	$62,374,661

Liabilities
Other Financial Instruments[3]
Forward Contracts	$210,719	$-	$-	$210,719
Total Liabilities	$210,719	$-	$-	$210,719

International Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$5,908,916	$-	$-	$5,908,916
Short-Term Investments	117,471	-	-	117,471
Total Assets	$6,026,387	$-	$-	$6,026,387

Aristotle Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

Strategic Credit Fund	Level 1	Level 2	Level 3**	Total
Investments
Bank Loans	$-	$4,650,135	$-	$4,650,135
Corporate Bonds[2]	-	5,442,340	-	5,442,340
Short-Term Investments	64,890	-	-	64,890
Total Assets	$64,890	$10,092,475	$-	$10,157,365

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
[3]
Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. As of December 31, 2014, Saul Global Opportunities Fund and International Equity Fund held Level 2 securities as a result of certain foreign markets being closed. At September 30, 2015, those particular foreign markets were open resulting in $11,330,890 and $254,806, respectively, transferring out of Level 2 into Level 1.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/24/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/24/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/24/15